OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of offsetting of financial assets and financial liabilities [Abstract]
Schedule of Offsetting of Financial Assets and Liabilities
The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[1]		Potential net amounts if offset of related amounts permitted £m
	Gross amounts of assets and liabilities[2] £m	Amount offset in the balance sheet[3] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m
At 31 December 2022
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repurchase agreements	168,828	–	168,828	–	(1,127)	167,701
Reverse repurchase agreements	32,064	(20,283)	11,781	(87)	(11,694)	–
	200,892	(20,283)	180,609	(87)	(12,821)	167,701
Derivative financial instruments	76,437	(51,684)	24,753	(3,951)	(15,839)	4,963
Financial assets at amortised cost:
Loans and advances to banks	10,632	–	10,632	(2,823)	–	7,809
Loans and advances to customers	458,229	(3,330)	454,899	(907)	(2,171)	451,821
Reverse repurchase agreements	55,675	(10,810)	44,865	–	(44,865)	–
Debt securities	9,926	–	9,926	–	–	9,926
	534,462	(14,140)	520,322	(3,730)	(47,036)	469,556
Financial assets at fair value through other comprehensive income	23,154	–	23,154	–	(6,202)	16,952
Financial liabilities
Deposits from banks	7,266	–	7,266	(2,169)	–	5,097
Customer deposits	476,255	(924)	475,331	(1,869)	(2,171)	471,291
Repurchase agreements at amortised cost	59,406	(10,810)	48,596	–	(48,596)	–
Financial liabilities at fair value through profit or loss:
Excluding repurchase agreements	6,718	–	6,718	–	–	6,718
Repurchase agreements	31,320	(20,283)	11,037	–	(11,037)	–
	38,038	(20,283)	17,755	–	(11,037)	6,718
Derivative financial instruments	78,132	(54,090)	24,042	(3,731)	(14,490)	5,821
1    The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2    Net of impairment allowances.
3    The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
The effects of over-collateralisation have not been taken into account in the above table.

				Related amounts where set off in the balance sheet not permitted[1]		Potential net amounts if offset of related amounts permitted £m
	Gross amounts of assets and liabilities[2] £m	Amount offset in the balance sheet[3] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m
At 31 December 2021
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repurchase agreements	191,850	–	191,850	–	(2,456)	189,394
Reverse repurchase agreements	33,834	(18,913)	14,921	(20)	(14,901)	–
	225,684	(18,913)	206,771	(20)	(17,357)	189,394
Derivative financial instruments	50,205	(28,154)	22,051	(5,658)	(12,645)	3,748
Financial assets at amortised cost:
Loans and advances to banks	7,001	–	7,001	(1,731)	–	5,270
Loans and advances to customers	449,732	(1,165)	448,567	(798)	(1,506)	446,263
Reverse repurchase agreements	64,474	(9,721)	54,753	–	(54,753)	–
Debt securities	6,835	–	6,835	–	(267)	6,568
	528,042	(10,886)	517,156	(2,529)	(56,526)	458,101
Financial assets at fair value through other comprehensive income	28,137	–	28,137	–	(4,981)	23,156
Financial liabilities
Deposits from banks	7,647	–	7,647	(5,678)	–	1,969
Customer deposits	477,509	(1,165)	476,344	–	(1,506)	474,838
Repurchase agreements at amortised cost	40,846	(9,721)	31,125	–	(31,125)	–
Financial liabilities at fair value through profit or loss:
Excluding repurchase agreements	8,161	–	8,161	–	–	8,161
Repurchase agreements	33,875	(18,913)	14,962	–	(14,962)	–
	42,036	(18,913)	23,123	–	(14,962)	8,161
Derivative financial instruments	46,214	(28,154)	18,060	(2,529)	(15,063)	468
1    The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2    Net of impairment allowances.
3    The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.